Long-Term Debt - Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Long-Term Debt.
2025	$ 44,167
2026	44,167
2027	44,167
2028	44,167
Thereafter	168,307
Total long-term debt	$ 344,975	$ 420,642